SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operation loss carryforward	$ 186	$ 345
Net deferred tax asset before valuation allowance	186	345
Valuation allowance	(186)	(345)
Net deferred tax asset
Customer relations intangible assets	71	86
Net deferred tax liability	$ 71	$ 86